Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Line Items]
Inventories	₩ 16,133,403	₩ 16,096,371
Gross amount [member]
Disclosure of inventories [Line Items]
Finished goods	2,508,370	2,583,191
Merchandise	1,237,203	1,326,736
Semi-finished goods	3,453,150	2,902,717
Raw materials	4,171,049	3,777,112
Fuel and materials	1,109,100	917,906
Construction inventories	1,131,776	1,597,719
Materials-in-transit	2,738,439	3,051,786
Others	100,873	101,133
Inventories	16,449,960	16,258,300
Allowance for inventories valuation [member]
Disclosure of inventories [Line Items]
Inventories	₩ (316,557)	₩ (161,929)